Gain (Loss) on Debt Extinguishment (Details Narrative) - USD ($)																			12 Months Ended
	Nov. 08, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 16, 2017	Apr. 18, 2017	Mar. 31, 2017	Nov. 03, 2016	Sep. 22, 2016	Aug. 19, 2016	Mar. 02, 2016	Feb. 08, 2016	Jan. 21, 2016	Jan. 06, 2016	Jan. 04, 2016	Feb. 02, 2015	Nov. 17, 2014	Aug. 26, 2014	Jun. 27, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2017
Gain (loss) on debt extinguishment						$ 4,272						$ 5,820	$ 1,119	$ 12,564					$ (62,641)	$ 165,615
Debt conversion amount				$ 32,350	$ 40,000	3,500
Debt principal amount				$ 30,000															35,000
Debt instrument interest		$ 616	$ 308			$ 228						10,320	1,229	7,564
Promissory note												85,820	51,000	82,564
Promissory note equal payments												80,000			$ 8,125	$ 8,125	$ 8,125	$ 8,125
Debt instrument principal amount		$ 50,000	$ 25,000							$ 30,000		75,500	$ 50,890	75,000
Debt forgiveness										$ 20,000
Payment of debt														70,000
Settlement Agreement [Member]
Gain (loss) on debt extinguishment																			6,482
Debt instrument interest																			3,982
Promissory note																			35,000
Promissory note equal payments																			32,500
Debt instrument principal amount																			$ 2,500
Convertible Debt [Member]
Debt conversion amount									$ 25,000
Promissory note equal payments											$ 6,000
Convertible Debt [Member] | February 8, 2016 through June 26, 2016 [Member]
Promissory note equal payments												$ 20,000
Convertible Debt One [Member]
Debt principal amount																					$ 122,400
Convertible Debt One [Member] | January 21, 2016 through June 21, 2016 [Member]
Payment of debt														$ 11,667
Rxmm Health Pty Ltd [Member]
Gain (loss) on debt extinguishment	$ 62,641
Debt outstanding amount	200,000
Debt conversion amount	$ 200,000
Conversion percentage	70.00%
Vista Capital Investments, LLC [Member]
Debt outstanding amount							$ 92,110
Debt principal amount							62,409
Debt instrument interest							$ 29,701
WHC Capital, LLC [Member]
Gain (loss) on debt extinguishment								$ 14,002
Debt instrument interest								7,020
Promissory note								100,000
Debt instrument, annual principal payment								114,002
WHC Capital, LLC [Member] | Minimum [Member] | October 21, 2016 through February 21, 2017 [Member]
Promissory note equal payments								15,000
WHC Capital, LLC [Member] | Maximum [Member] | October 21, 2016 through February 21, 2017 [Member]
Promissory note equal payments								25,000
Vista Capital Investments, LLC UnderWHC Capital, LLC [Member]
Promissory note								20,000
Debt instrument, annual principal payment								$ 12,980